Inventory (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory
Reconciliation of biological assets

For the years ended December 31,	2022	2021
Balance, beginning of the year	$—	$—
Requisition of raw materials from inventory	—	202,900
Capitalized costs	—	490,672
Acquisition (note 4)	200,457	—
Gain (loss) on change in fair value of biological assets	580,411	(693,572)
Movement in exchange rate	28,312	—
	$809,180	$—

For the period ended December 31	2021	2020
Balance, beginning of the period	$—	$—
Requisition of raw materials from inventory	202,900	—
Capitalized costs	490,672	—
Loss on change in fair value of biological assets	(693,572)	—
	$—	$—